SEGMENT REPORTING (Reconciliation of Reporting Information from Segments to Consolidated Totals) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total revenues of reportable segment and consolidated revenues		$ 336,257	$ 319,978	$ 293,072
Operating Income
Total operating income for reportable segments		71,169	65,955	58,774
Consolidated income before taxes on income		71,249	64,405	52,830
Assets
Current assets		194,556	178,539
Property and equipment, net (Note 6)		33,080	41,955	45,598
Total assets		326,878	318,688
Other significant items
Asset Expenditures		8,634	9,325	20,025
Depreciation, amortization and impairment for reportable segments		14,850	14,779	14,638
Segment Reconciling Items [Member]
Operating Income
Financing income, net		80	(1,552)	(5,944)
Other expense, net		0	2	0
Assets
Current assets		123,012	91,263	72,190
Investments in affiliated and other companies		2,010	2,927	2,967
Property and equipment, net (Note 6)		13,825	14,620	14,795
Other unallocated amounts		33,632	31,982	28,785
Total assets		326,878	318,688	290,927
Other significant items
Expenditure for assets unallocated amounts		4,998	4,918	6,480
Asset expenditures, reportable segments and unallocated amounts		13,632	14,243	26,505
Depreciation and amortization, unallocated amounts		5,233	6,289	5,496
Depreciation and amortization		20,083	21,068	20,134
Reportable Segment [Member]
Operating Income
Total operating income for reportable segments		71,249	64,405	52,830
Assets
Total assets	[1]	154,399	177,896	172,190
Other significant items
Asset Expenditures		8,634	9,325	20,025
Depreciation, amortization and impairment for reportable segments		$ 14,850	$ 14,779	$ 14,638

[1]	Including goodwill.